Summary of Significant Account Policies: (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013
Significant accounting policies:
Schedule of earnings per share

	For the three months ended December 31, 2013			For the six months ended December 31, 2013
	Income	Shares	Per-Share	Income	Shares	Per-Share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount

Income available to common shareholders - basic earnings per share	9,556,979	77,500,392	0.12	6,704,723	77,466,112	0.09

Effect of dilutive securities
Warrants	—	68,013,239		—	35,423,286
Convertible debt	719	—		66,883	2,522,450
Convertible preferred	—	32,324,000		243,000	21,181,583

Income available to common shareholders - diluted earnings per share	9,557,698	177,837,631	0.05	7,014,606	136,593,431	0.05

	2013	2012	2011
Net loss attributable to common stockholders	$(6,851,518)	$(13,364,871)	$(11,149,991)
Weighted average number of shares of common stock	77,263,381	77,009,351	76,048,925
Income (loss) per common share	$(0.09)	$(0.17)	$(0.15)